Other Assets, Net	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Net
Other Assets, Net
Other assets, net, were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred financing costs	$3,394	$2,545
Other post retirement benefit plan assets, net	1,080	966
Prepaid amounts—long term	97	139
Security deposits	65	57
Other	—	—
	$4,636	$3,707

Deferred financing costs
During the years ended December 31, 2012 and 2011, deferred financing costs related to the term-loan portion of our credit facility were amortized using the effective interest rate over the term of the term credit facility, which was retired on August 1, 2011. See Note 12 for more information about our credit facility. Deferred financing costs related to the revolver portion of our credit facility are amortized on a straight-line basis over the term of the credit facility. During the years ended December 31, 2012 and 2011, we recorded deferred financing costs of $0.7 million and $1.3 million, respectively.